RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current Assets	R$ 58,452,020	R$ 54,741,999
Assets	91,529,720	85,354,359
Current Liabilities	25,017,103	22,475,119
Non-current Liabilities	46,827,779	41,063,196
Other operating income and expenses	(6,776,012)	(5,666,642)	R$ (1,534,602)
Profit Loss	402,649	2,167,698	R$ 13,595,621
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,261,280	1,830,459
Non-current Assets	150,880	175,987
Assets	2,412,160	2,006,446
Current Liabilities	35,435	61,582
Liabilities	35,435	61,582
Sales	1,769,915	2,442,586
Cost and expenses	(301,503)	(216,110)
Interest	38,452	29,828
Exchange rate variations andmonetary, net	(58,837)	(13,584)
Financial investments	308,309	(1,198,164)
Profit Loss	1,756,336	1,044,556
Other related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	35,435	37,448
Other related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		24,134
Other related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	2,128,183	1,768,915
Non-current Assets	111,350	140,510
Other related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	131,268	59,716
Other related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,829	1,828
Other related parties [member] | Actuarial Asset Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	39,530	35,477
Related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,495,353	1,962,667
Non-current Assets	3,602,871	3,045,519
Assets	6,098,224	5,008,186
Current Liabilities	205,665	239,650
Non-current Liabilities	38,058	53,356
Liabilities	243,723	293,006
Sales	1,997,736	2,711,660
Cost and expenses	(2,439,894)	(1,754,370)
Interest	216,900	174,183
Exchange rate variations andmonetary, net	(58,837)	(13,584)
Financial investments	308,309	(1,198,164)
Other operating income and expenses	(8,893)
Profit Loss	15,321	(80,275)
Related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	176,014	130,563
Related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	22,424	47,689
Non-current Liabilities	38,058	53,356
Related parties [member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	7,227	61,398
Related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	2,128,183	1,768,915
Non-current Assets	111,350	140,510
Related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	168,367	109,134
Related parties [member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	185,178	77,377
Related parties [member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	5,316	5,383
Non-current Assets	1,659,412	1,384,773
Related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	8,309	1,858
Non-current Assets	1,792,579	1,484,759
Related parties [member] | Actuarial Asset Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	39,530	35,477
Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Current Assets	34,441	48,266
Non-current Assets	3,732	3,678
Assets	38,173	51,944
Current Liabilities	46
Liabilities	46
Sales	206,158	234,150
Cost and expenses	(2,581)	(66)
Profit Loss	203,577	234,084
Subsidiaries And Associates [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	46
Subsidiaries And Associates [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	34,441	48,236
Subsidiaries And Associates [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	3,732	3,678
Subsidiaries And Associates [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets		30
Joint Ventures Joint Operation [Member]
IfrsStatementLineItems [Line Items]
Current Assets	199,632	83,942
Non-current Assets	3,448,259	2,865,854
Assets	3,647,891	2,949,796
Current Liabilities	170,184	178,068
Non-current Liabilities	38,058	53,356
Liabilities	208,242	231,424
Sales	21,663	34,924
Cost and expenses	(2,135,810)	(1,538,194)
Interest	178,448	144,355
Other operating income and expenses	(8,893)
Profit Loss	(1,944,592)	(1,358,915)
Joint Ventures Joint Operation [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	140,579	93,115
Joint Ventures Joint Operation [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	22,378	23,555
Non-current Liabilities	38,058	53,356
Joint Ventures Joint Operation [Member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	7,227	61,398
Joint Ventures Joint Operation [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,658	1,182
Joint Ventures Joint Operation [Member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	185,178	77,377
Joint Ventures Joint Operation [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	5,316	5,383
Non-current Assets	1,655,680	1,381,095
Joint Ventures Joint Operation [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	6,480
Non-current Assets	R$ 1,792,579	R$ 1,484,759